Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

20TH ANNUAL REPORT

March 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Tax-Free Instruments Trust

President's Message

Dear Shareholder:

Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, was created in 1981, and its 20th Annual Report to shareholders is enclosed.

This fund allows your cash to pursue daily tax-free income1 through a portfolio of approximately 292 short-term money market securities issued by municipalities across the United States. Tax-Free Instruments Trust is managed to keep the value of your principal stable, while giving you daily access to your invested cash.2 It has accomplished this goal for investors like you since its inception.

This report covers the fund's fiscal year from April 1, 2002 through March 31, 2003. It opens with a discussion with the fund's portfolio manager Jeff A. Kozemchak, Senior Vice President, Federated Investment Management Company, and also includes a complete listing of the fund's holdings and the publication of its financial statements.

The fund's net assets were $2.6 billion on March 31, 2003. Tax-free dividends paid to shareholders during the 12-month reporting period ended March 31, 2003 totaled $0.008 per share for Investment Shares and $0.010 per share for Institutional Service Shares. The fund's total returns at net asset value were 0.83% for Investment Shares and 0.98% for Institutional Service Shares.

Thank you for putting your cash to work tax-free every day through Tax-Free Instruments Trust. Your questions and comments are always welcome, and your trust in Federated is appreciated.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2003

1 Income may be subject to the federal alternative minimum tax along with state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management
Company

Investment Review

What are your comments on the economic and market environment during the fund's fiscal year?

At the beginning of the fund's reporting year, the Federal Funds Target Rate stood at 1.75%, its lowest level in decades, the result of 11 rate decreases by the Federal Reserve Board (the "Fed") in 2001. During the fund's reporting period, the Fed cut this key rate one more time, making a 25 basis point cut on November 6, 2002 and lowering it to 1.25%.

Despite the Fed's accommodative stance, the U.S. economy unfortunately has shown no equivocal signs of strength. The war in Iraq, fears of terrorism, high unemployment, curtailed business spending, high consumer debt and additional corporate scandals have continued to weigh on the economy and on the market. Bonds have remained the investment of choice for most investors, and this flight to safety helped to raise bond prices and further depressed equities.

Against this backdrop, money market investments have been unable to generate significant yields for investors. But municipal securities, the fund's focus area, have been one of the better performing, higher yielding asset classes in a volatile investment environment. Favorable rates have encouraged municipalities to issue more bonds: Approximately $80 billion in municipal bonds were issued in the first quarter of 2003 alone, in addition to over $350 billion issuance in 2002. Risk-averse, tax-sensitive, and income-oriented individual and institutional investors have absorbed the supply enthusiastically. Municipal securities also have been among the most stable areas of the domestic fixed-income market, in part because of the sector's strong credit attributes. Investors have found that tax-exempt municipal money market funds have offered both stability and attractive income returns in this volatile investment environment.

How did the fund perform during the reporting period?

For the fund's Investment Shares, with net assets of $2.2 billion, the one-year total return was 0.83% as of March 31, 2003, based on net asset value, which represented only income exempt from federal regular income taxes, and dividend income per share was $0.008. The 7-day net yield of the fund's Investment Shares was 0.60% on March 31, 2003,1 which is equivalent to taxable yields of 0.86%, 0.92%, and 0.98% for investors in the 30.0%, 35.0% and 38.6% tax brackets, respectively.2

For the fund's Institutional Service Shares, with net assets of $375.7 million, the one-year total return as of March 31, 2003 was 0.98% based on net asset value, which represented only income exempt from federal regular income taxes, and dividend income per share was $0.010. The 7-day net yield for the fund's Institutional Service Shares was 0.76% on March 31, 2003,1 which is equivalent to taxable yields of 1.09%, 1.17% and 1.24% for investors in the 30.0%, 35.0% and 38.6% tax brackets, respectively.2

What adjustments did you make to the fund?

Early in the reporting period, the fund's average maturity ranged from 35-45 days, as new note issuance is typically sparse in April, and tax payment season dictates more liquidity. As the summer note calendar began to build last June, we bought one-year fixed-rate notes, extended the average maturity, and locked-in attractive yield spreads versus variable rate demand notes (VRDNs). This turned out to be a good decision, as the Fed cut interest rates later in the year, and VRDN yields fell to around 1.00%, significantly less than our fixed-rate purchase decisions over the summer. At the end of 2002, the fund's average maturity was over 60 days, and the fund's average maturity on March 31, 2003 was 49 days.

What do you see ahead for short-term rates and Tax-Free Instruments Trust through 2003?

Given persistent uncertainty about the state of the U.S. economy and the ongoing geopolitical risks, it seems unlikely that short-term interest rates would rise markedly, if at all, in 2003. We look for the economy to improve as the year progresses, but at a markedly slower pace than previous recoveries. We believe that the Fed will likely leave the Federal Funds Target Rate unchanged for the foreseeable future. In this environment, we will continue to closely monitor economic and market developments, attempt to drive an appropriate average maturity target range, and maximize performance through ongoing relative value analysis of fixed and variable rate instruments.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Current performance information is available by calling 1-800-341-7400.

2 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have had to earn to equal its actual yield.

Portfolio of Investments

March 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.0%
		Alabama--0.1%
$3,000,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	$3,000,000

		Alaska--0.8%
3,495,000		Alaska State Housing Finance Corp., (PT-37) Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,495,000
18,500,000		Valdez, AK Marine Terminal, (1994 Series C), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	18,568,280

		TOTAL	22,063,280

		Arizona--1.6%
4,000,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	4,000,000
4,615,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	4,615,000
2,500,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments)/(FNMA LOC)	1,000,000
11,325,000		Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,325,000
485,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One N.A. (Chicago) LOC)	485,000
4,639,395		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One N.A. (Chicago) LOC)	4,639,395
1,650,000		Pima County, AZ, IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,650,000
5,000,000	[1]	Tempe, AZ, IDA, PT-466, 1.95% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/ (FHLMC LIQ), Optional Tender 6/12/2003	5,000,000

		TOTAL	41,199,395

		Arkansas--0.2%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
4,100,000		Pine Bluff, AR, IDRBs (Series 1997) Weekly VRDNs (Camden Wire Co., Inc.)/(J.P. Morgan Chase Bank LOC)	4,100,000

		TOTAL	5,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--7.9%
$7,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9) Weekly VRDNs (Citibank NA, New York LOC)	$7,500,000
2,500,000		California State Department of Water Resources Power Supply Program, Floater Certificates (Series 2001-764) Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	2,500,000
11,195,000		California State, (Series 2001-779), Weekly VRDNs (MBIA INS)/ (Morgan Stanley LIQ)	11,195,000
66,000,000		California State, (Series B), 2.50% RANs, 6/27/2003	66,124,061
7,500,000		California State, (Series D) VRNs, 6/27/2003	7,500,000
25,000,000		California State, GO Tax Exempt Notes, 1.15% CP, Mandatory Tender 5/23/2003	25,000,000
10,000,000		California State, GO Tax Exempt Notes, 1.17% CP, Mandatory Tender 4/14/2003	10,000,000
8,000,000		California State, GO Tax Exempt Notes, 1.17% CP, Mandatory Tender 5/9/2003	8,000,000
40,600,000		California State, RANs (Series 2002 FR/RI-F14J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	40,600,000
6,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	6,000,000
7,500,000		East Bay Municipal Utility District, CA, (Series 2003B) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	7,500,000
8,500,000		Northern California Power Agency, Trust Receipts (Series 1999 SSP-35) Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	8,500,000
5,216,221	[1]	PBCC LeaseTOPS Trust (California Non-AMT) Series 1998-1, 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	5,216,221

		TOTAL	205,635,282

		Colorado--1.8%
2,665,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	2,665,000
2,630,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(Bank One, Colorado LOC)	2,630,000
160,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	160,000
1,635,000		Colorado Health Facilities Authority, (Series 1998F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,635,000
2,630,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One, Colorado LOC)	2,630,000
670,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank NA, Cincinnati LOC)	670,000
7,000,000		Colorado Health Facilities Authority, (Series 2002) Weekly VRDNs (Sisters of Charity of Leavenworth Health System)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Colorado--continued
$1,600,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	$1,600,000
1,600,000		Colorado Springs, CO Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,600,000
6,065,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	6,065,000
4,165,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,165,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,705,000
7,000,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	7,000,000

		TOTAL	46,525,000

		Connecticut--0.7%
1,100,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	1,100,000
8,000,000	[1]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.55% TOBs (Bank of America N.A. LIQ), Optional Tender 8/28/2003	8,000,000
8,000,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	8,000,000

		TOTAL	17,100,000

		District of Columbia--2.1%
10,440,000		District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	10,440,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 1.53% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 1.95% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 1.95% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	11,260,000
6,650,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/(Allfirst Bank LOC)	6,650,000

		TOTAL	55,010,000

		Florida--0.4%
5,540,000		Florida Housing Finance Corp., PT-1345 Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,540,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	3,800,000

		TOTAL	9,340,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--1.2%
$5,000,000	[1]	Atlanta, GA Airport Revenue, (PA-916R), 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	$5,000,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC)	8,330,000
4,245,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	4,245,000
4,375,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	4,375,000
8,550,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	8,550,000

		TOTAL	30,500,000

		Hawaii--1.5%
13,620,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT), (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(FNMA COL)/(State Street Bank and Trust Co. LIQ)	13,620,000
5,980,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	5,980,000
11,900,000		Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	11,900,000
7,795,000		Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA INS)/(Salomon Smith Barney Holdings, Inc. LIQ)	7,795,000

		TOTAL	39,295,000

		Illinois--5.7%
650,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	650,000
4,985,000		Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,985,000
16,125,000		Chicago, IL Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	16,125,000
11,000,000		Chicago, IL, (Series 2000C), 1.60% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 7/7/2003	11,000,000
10,000,000		Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	10,000,000
27,300,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	27,300,000
9,500,000		Illinois Health Facilities Authority, (Series 2001) Weekly VRDNs (Little Co. of Mary Hospital and Health Care Centers)/(U.S. Bank NA, Cincinnati LOC)	9,500,000
5,000,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(Bank One N.A. (Chicago) LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$4,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One, Michigan LOC)	$4,700,000
5,555,000		Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,555,000
22,495,000		Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
1,000,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,000,000
1,200,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates Ltd. Project)/(U.S. Bank NA, Cincinnati LOC)	1,200,000
7,045,000		Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	7,045,000
8,885,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	8,885,000
9,985,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	9,985,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	4,000,000

		TOTAL	149,425,000

		Indiana--3.9%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	8,850,000
9,500,000		Crawfordsville, IN, EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	9,500,000
17,500,000		Elkhart, IN, Community Schools, 2.25% TANs, 12/31/2003	17,607,392
2,175,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,175,000
4,015,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	4,015,000
1,855,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,855,000
4,180,000		Jasper County, IN, EDRB, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,180,000
13,500,000		Lafayette, IN, School Corp., 2.25% TANs, 12/31/2003	13,579,853
7,000,000		Mishawaka, IN, School City, 1.50% TANs, 12/31/2003	7,018,218
9,000,000		Muncie, IN, Community Schools, 2.25% TANs, 12/31/2003	9,049,863
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
10,500,000		St. Joseph County, IN, (Series 2002) Daily VRDNs (University of Notre Dame)	10,500,000
5,520,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC)	5,520,000

		TOTAL	100,850,326

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Iowa--0.4%
$7,635,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	$7,635,000
1,650,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,650,000

		TOTAL	9,285,000

		Kansas--0.2%
5,775,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,775,000

		Kentucky--0.7%
4,540,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,540,000
9,910,000		Kentucky Turnpike Authority, Floater Certificates (Series 2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	9,910,000
1,800,000		Owensboro, KY, Limited Obligation Revenue Bonds, 1.90% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 6/1/2003	1,800,000
2,770,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,770,000

		Total	19,020,000

		Louisiana--1.0%
6,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	12,000,000
5,200,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,200,000

		TOTAL	26,200,000

		Maine--0.4%
11,415,000		Maine Health & Higher Educational Facilities Authority, (Series 2000A) Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	11,415,000

		Maryland--0.6%
3,700,000		Anne Arundel County, MD, EDRB, (Series 1985 A) Weekly VRDNs (West Capital Associates LP)/(SunTrust Bank LOC)	3,700,000
6,400,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	6,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--continued
$4,940,000		Maryland Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Allfirst Bank LOC)	$4,940,000
585,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	585,000

		TOTAL	15,625,000

		Massachusetts--9.7%
16,869,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/7/2003	16,869,000
15,500,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	15,500,000
1,700,000		Haverhill, MA, 3.00% BANs (Fleet National Bank LOC), 12/5/2003	1,717,061
17,000,000		Massachusetts Bay Transportation Authority, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	17,000,000
7,361,000		Massachusetts Development Finance Agency, (Series 1999) Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	7,361,000
9,600,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,600,000
5,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	5,000,000
6,370,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	6,370,000
4,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	4,000,000
4,505,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	4,505,000
2,865,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	2,865,000
10,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	10,000,000
12,200,000		Massachusetts IFA, (Series 1992B), 1.15% CP (New England Power Co.), Mandatory Tender 4/8/2003	12,200,000
5,280,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	5,280,000
1,000,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$5,500,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	$5,500,000
42,860,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	42,860,000
6,000,000		Medford, MA, 2.25% BANs, 11/14/2003	6,023,844
20,000,000		New Bedford, MA, 2.00% BANs, 2/27/2004	20,141,896
25,000,000		Springfield, MA, 3.00% BANs (Fleet National Bank LOC), 4/14/2003	25,017,438
7,295,000		Wachesett, MA, Regional School District, 2.00% BANs, 3/12/2004	7,352,929
23,300,000		Walpole, MA, 2.50% BANs, 11/6/2003	23,416,773
4,833,800		Watertown, MA, 2.20% BANs, 11/14/2003	4,851,537

		TOTAL	254,431,478

		Minnesota--0.4%
8,500,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	8,500,000
1,180,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota N.A. LOC)	1,180,000
570,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota N.A. LOC)	570,000

		TOTAL	10,250,000

		Mississippi--0.2%
4,400,000		Mississippi State, ROCs (Series 1043) Weekly VRDNs (FGIC INS)/(Salomon Smith Barney Holdings, Inc. LIQ)	4,400,000

		Missouri--0.6%
5,000,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)	5,000,000
2,530,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,530,000
6,000,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, Kansas City, N.A. LOC)	6,000,000
2,855,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One N.A. (Chicago) LOC)	2,855,000

		TOTAL	16,385,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Montana--0.0%
$295,000		Great Falls, MT, (Series 1993) Weekly VRDNs (Liberty Development Partners)/(Wells Fargo Bank Minnesota N.A. LOC)	$295,000

		Multi State--12.1%
14,924,432		ABN AMRO Chicago Corp. 1997-1 LeaseTOPs Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	14,924,432
6,385,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana N.A. LOC)	6,385,000
104,000,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	104,000,000
58,797,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	58,797,000
40,905,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA INS) and State Street Bank and Trust Co. LIQs)	40,905,000
31,864,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	31,864,000
13,347,656		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	13,347,656
18,013,462		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	18,013,462
8,140,309	[1]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	8,140,309
21,000,000		TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	21,000,000

		TOTAL	317,376,859

		Nebraska--0.7%
9,100,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Lasalle Bank, N.A. LOC)	9,100,000
1,050,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,050,000
795,000		Douglas County, NE, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/ (Bank One, Michigan LOC)	795,000
1,609,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	1,609,000
6,745,000		Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,745,000

		TOTAL	19,299,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Hampshire--0.3%
$5,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B) Weekly VRDNs (River Woods at Exeter)/(BNP Paribas SA LOC)	$5,300,000
3,430,000		New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,430,000

		TOTAL	8,730,000

		New Jersey--3.3%
5,452,281		Aberdeen Township, NJ, 2.00% BANs, 8/15/2003	5,462,283
9,000,000		Delaware River Port Authority, PUTTERs (Series 144) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	9,000,000
7,080,000		Haddonfield, NJ, 2.625% BANs, 5/29/2003	7,086,885
6,762,000		Long Branch, NJ, 2.25% BANs, 10/3/2003	6,783,901
7,000,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/(Fleet National Bank LOC)	7,000,000
3,600,000		New Jersey Health Care Facilities Financing Authority, (Series 2001 A-3) Weekly VRDNs (Capital Health System, Inc.)/(Fleet National Bank LOC)	3,600,000
4,925,000		New Jersey State Educational Facilities Authority, (2003 Series A) Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,925,000
2,830,000		New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,830,000
2,800,000		New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	2,800,000
10,000,000	[1]	New Jersey Turnpike Authority, PA-824R, 1.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	10,000,000
5,485,000		Newark, NJ, 2.50% BANs, 8/1/2003	5,500,368
3,650,000		Newark, NJ, 2.50% BANs, 8/1/2003	3,659,023
4,051,600		Newark, NJ, 2.50% BANs, 8/1/2003	4,060,295
11,000,000		Passaic County, NJ, 2.25% BANs, 9/16/2003	11,037,365
3,585,000		Somers Point, NJ, 2.00% BANs, 8/28/2003	3,592,200

		TOTAL	87,337,320

		New Mexico--0.6%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(J.P. Morgan Chase Bank LOC)	3,300,000
1,500,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
10,200,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	10,200,000

		TOTAL	17,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--14.2%
$9,000,000		Albany, NY, 2.50% BANs, 8/1/2003	$9,026,636
10,000,000		Chenango Valley, NY Central School District, 2.375% BANs, 6/27/2003	10,015,798
10,000,000		Cornwall, NY Central School District, 2.25% BANs, 10/17/2003	10,034,839
14,000,000		Dansville, NY Central School District, 2.00% BANs, 6/27/2003	14,016,515
14,250,000		Edgemont, NY Union Free School District, 2.25% BANs, 8/22/2003	14,292,318
3,500,000		Hampton Bays, NY Union Free School District, 2.25% TANs, 6/26/2003	3,505,250
18,755,000		Hannibal, NY Central School District, 2.375% BANs, 7/11/2003	18,789,408
12,330,000		Highland Falls-Fort Montgomery, NY Central School District, 2.40% BANs, 7/9/2003	12,353,009
3,000,000		Long Island Power Authority, (Series 3A) Weekly VRDNs (J.P. Morgan Chase Bank LOC)	3,000,000
11,925,000	[1]	Long Island Power Authority, PA-807R, 1.60% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	11,925,000
9,500,000		Mineola, NY Union Free School District, 2.50% TANs, 6/26/2003	9,517,577
48,500,000		New York City Housing Development Corp., (Series 2001A) Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	48,500,000
11,000,000		New York City Municipal Water Finance Authority, Floater Certificates (Series 2001-687) Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	11,000,000
20,000,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/ (Wachovia Bank N.A. LIQ)	20,000,000
17,365,000		New York City, NY Transitional Finance Authority, (1999 Subseries B-3) Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	17,365,000
2,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-H) Daily VRDNs (Bank of New York LIQ)	2,000,000
18,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B) Weekly VRDNs (Dexia Credit Local LIQ)	18,500,000
3,000,000		New York City, NY, (1994 Series A-4) Daily VRDNs (WestLB AG LOC)	3,000,000
9,880,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	9,880,000
5,500,000		New York City, NY, (2003 Subseries C-2) Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	5,500,000
81,300,000		New York City, NY, FR/RI (Series 2002 L24J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	81,300,000
2,400,000		New York State HFA, Service Contract Obligation Revenue Bonds (2001 Series A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$10,800,000		New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA LOC)	$10,800,000
17,300,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	17,300,000
1,500,000		VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	1,500,000
5,000,000		Washington County, NY, 2.00% BANs, 8/22/2003	5,009,645

		TOTAL	370,530,995

		North Carolina--0.8%
1,000,000		McDowell County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	1,500,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	2,000,000
1,500,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,500,000
1,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	1,500,000
6,500,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial)	6,500,000
5,995,000	[1]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	5,995,000

		TOTAL	19,995,000

		North Dakota--0.0%
380,000		Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	380,000

		Ohio--5.3%
9,630,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6), 2.10% TOBs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 4/2/2003	9,630,000
8,620,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One, Kentucky LOC)	8,620,000
5,715,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,715,000
8,000,000		Cleveland, OH Airport System, (Series 2001) SGA-126, Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--continued
$15,726,929		Clipper Tax-Exempt Certificates Trust (Ohio AMT) (Series 1999-4) Weekly VRDNs (Ohio HFA Multifamily Housing)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	$15,726,929
4,295,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	4,295,000
3,555,000		Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	3,555,000
8,695,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	8,695,000
3,000,000		Huber Heights, OH, IDR (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	3,000,000
9,110,000		Huber Heights, OH, 1.80% BANs, 3/19/2004	9,166,387
14,150,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	14,150,000
7,700,000		New Albany, OH, (Series B) Weekly VRDNs (Bank One N.A. (Ohio) LOC)	7,700,000
3,225,000		Ohio State Higher Education Facility Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,225,000
9,995,000		Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
6,600,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,600,000
1,700,000		Ohio State University, (Series 1999 B2) Weekly VRDNs	1,700,000
15,505,000		Stow, OH, 2.50% BANs, 5/14/2003	15,513,402
4,950,000		West Muskingum, OH Local School District, 2.00% BANs, 6/19/2003	4,958,100

		TOTAL	140,244,818

		Oklahoma--0.1%
2,295,000		Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank N.A. LOC)	2,295,000

		Pennsylvania--0.1%
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
800,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	800,000

		TOTAL	2,800,000

		Puerto Rico--0.8%
20,000,000		Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	20,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		South Carolina--1.5%
$7,495,000		Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	$7,495,000
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 1.53% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	11,010,000
19,485,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	19,485,000

		TOTAL	37,990,000

		South Dakota--0.3%
3,880,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,880,000
4,940,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 1.55% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	4,940,000

		TOTAL	8,820,000

		Tennessee--1.2%
1,820,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	1,820,000
3,785,000		Sevier County, TN Public Building Authority, (Series IV-B-11) Daily VRDNs (Overton County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	3,785,000
2,840,000		Sevier County, TN Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	2,840,000
4,995,000		Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	4,995,000
135,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	135,000
3,875,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham LOC)	3,875,000
12,800,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	12,800,000

		TOTAL	30,250,000

		Texas--9.1%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
2,810,000		Austin, TX Electric Utility System, PT-1699 Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,810,000
7,740,000		Austin, TX Electric Utility System, PT-1766 Weekly VRDNs (MBIA INS)/(WestLB AG LIQ)	7,740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$6,680,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$6,680,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 1.53% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	18,245,000
8,000,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank LOC)	8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
6,200,000		Harris County, TX HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank LOC)	2,700,000
20,075,000		Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
6,525,000		Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
170,000		Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/(Wachovia Bank N.A. LOC)	170,000
20,415,000		Lubbock County, TX Hospital District, Trust Receipts (Series 2002 FR/RI-F5) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	20,415,000
1,130,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,130,000
31,905,000		San Antonio, TX Electric & Gas, MERLOTS (Series 2002-A53) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	31,905,000
8,325,000		San Antonio, TX Electric & Gas, PT-1706 Weekly VRDNs (BNP Paribas SA LIQ)	8,325,000
3,400,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,400,000
1,440,000		Tarrant, TX Regional Water District, PT-1691 Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	1,440,000
10,000,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
2,500,000		Texas State Affordable Housing Corp., (Series 2001-780) Weekly VRDNs (American Housing Foundation)/(MBIA INS)/(Morgan Stanley LIQ)	2,500,000
68,000,000		Texas State, 2.75% TRANs, 8/29/2003	68,413,372

		TOTAL	238,528,372

		Utah--0.1%
3,200,000		Salt Lake City, UT Water Conservancy District, (Series 1992A) Bonds (AMBAC INS), 10/1/2003	3,173,834

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--1.8%
$915,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	$915,000
4,000,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	4,000,000
15,000,000	[1]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.15% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	15,000,000
6,455,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank LOC)	6,455,000
3,150,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	3,150,000
1,785,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,785,000
8,145,000		Virginia State Housing Development Authority, Roaring Forks Certificates (Series 2000-21) Weekly VRDNs (Bank of New York LIQ)	8,145,000
3,575,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	3,575,000
4,000,000		Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	4,000,000

		TOTAL	47,025,000

		Washington--3.0%
6,995,000		Energy Northwest, WA, PT-734 Weekly VRDNs (MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
10,000,000		Seattle, WA Municipal Light & Power, (Series 2002), 2.50% RANs, 11/21/2003	10,063,148
9,900,000	[1]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,900,000
7,915,000		Seattle, WA Municipal Light & Power, PT-760 Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ)	7,915,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001) (Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000
19,300,000		Washington State, Class A Certificates (Series 2002-206) Weekly VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	19,300,000
4,040,000		Washington State, PT-1740 Weekly VRDNs (WestLB AG LIQ)	4,040,000
4,435,000		Washington State, PT-1758 Weekly VRDNs (MBIA INS)/(WestLB AG LIQ)	4,435,000

		TOTAL	78,498,148

		West Virginia--0.6%
10,000,000		Grant County, WV County Commission, 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 5/12/2003	10,000,000
5,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	5,000,000

		TOTAL	15,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--0.9%
$2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	$2,650,000
11,000,000		Franklin, WI Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(Bank One, Wisconsin N.A. LOC)	11,000,000
360,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank N.A., Cincinnati LOC)	360,000
1,900,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,900,000
1,720,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin N.A. LOC)	1,720,000
5,665,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin N.A. LOC)	5,665,000

		TOTAL	23,295,000

		Wyoming--0.1%
2,100,000		Sweetwater County, WY IDA, PCRB (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	2,100,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,588,794,107

Securities that are subject to federal AMT represent 16.2% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At March 31, 2003, these securities amounted to $197,290,530 which represents 7.5% of net assets.

2 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
94.07%	5.93%

Note: The categories of investments are shown as a percentage of net assets ($2,615,431,675) at March 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$2,588,794,107
Cash		1,138,534
Income receivable		9,695,625
Receivable for shares sold		19,634,543

TOTAL ASSETS		$2,619,262,809

Liabilities:
Payable for shares redeemed	$2,875,620
Income distribution payable	542,967
Accrued expenses	412,547

TOTAL LIABILITIES		3,831,134

Net assets for 2,615,486,627 shares outstanding		$2,615,431,675

Net Assets Consist of:
Paid in capital		$2,615,437,659
Accumulated net realized loss on investments		(7,643)
Undistributed net investment income		1,659

TOTAL NET ASSETS		$2,615,431,675

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,239,707,684 ÷ 2,239,663,885 shares outstanding		$1.00

Institutional Service Shares:
$375,723,991 ÷ 375,822,742 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statement

Statement of Operations

Year Ended March 31, 2003

Investment Income:
Interest			$38,402,188

Expenses:
Investment adviser fee		$12,277,897
Administrative personnel and services fee		1,846,596
Custodian fees		125,206
Transfer and dividend disbursing agent fees and expenses-- Investment Shares		1,219,499
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares		169,398
Directors'/Trustees' fees		18,427
Auditing fees		12,935
Legal fees		20,195
Portfolio accounting fees		94,671
Shareholder services fee--Investment Shares		5,181,897
Shareholder services fee--Institutional Service Shares		957,052
Share registration costs		135,271
Printing and postage		91,317
Insurance premiums		4,940
Miscellaneous		4,331

TOTAL EXPENSES		22,159,632

Waivers:
Waiver of investment adviser fee	$(1,362,771)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,311)
Waiver of shareholder services fee--Investment Shares	(2,072,759)
Waiver of shareholder services fee--Institutional Service Shares	(912,590)

TOTAL WAIVERS		(4,372,431)

Net expenses			17,787,201

Net investment income			20,614,987
Net realized gain on investments			4,023

Change in net assets resulting from operations			$20,619,010

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,614,987	$41,142,695
Net realized gain (loss) on investments	4,023	(2,168)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,619,010	41,140,527

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(16,907,296)	(33,653,190)
Institutional Service Shares	(3,708,164)	(7,489,505)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,615,460)	(41,142,695)

Share Transactions:
Proceeds from sale of shares	6,351,548,314	5,880,925,859
Net asset value of shares issued to shareholders in payment of distributions declared	18,073,632	36,235,564
Cost of shares redeemed	(6,148,934,406)	(5,833,741,343)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	220,687,540	83,420,080

Change in net assets	220,691,090	83,417,912

Net Assets:
Beginning of period	2,394,740,585	2,311,322,673

End of period (including undistributed net investment income of $1,659 and $0, respectively)	$2,615,431,675	$2,394,740,585

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.83%	1.77%	3.52%	2.89%	2.83%

Ratios to Average Net Assets:

Expenses	0.75%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.81%	1.72%	3.46%	2.86%	2.78%

Expense waiver/reimbursement[3]	0.16%	0.15%	0.18%	0.17%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,239,708	$2,012,410	$1,909,380	$1,800,938	$1,771,606

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.04	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.98%	1.92%	3.67%	3.04%	2.98%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.97%	1.86%	3.60%	3.03%	2.93%

Expense waiver/reimbursement[3]	0.30%	0.30%	0.33%	0.32%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$375,724	$382,331	$401,942	$311,752	$273,583

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2003

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended March 31, 2003, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 2003, capital paid-in aggregated $2,615,437,659. Transactions in shares were as follows:

Year Ended March 31	2003	2002
Investment Shares:
Shares sold	5,570,306,407	5,180,224,836
Shares issued to shareholders in payment of distributions declared	17,081,016	34,507,352
Shares redeemed	(5,360,083,844)	(5,111,700,677)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	227,303,579	103,031,511

Year Ended March 31	2003	2002
Institutional Service Shares:
Shares sold	781,241,907	700,701,023
Shares issued to shareholders in payment of distributions declared	992,616	1,728,212
Shares redeemed	(788,850,562)	(722,040,666)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(6,616,039)	(19,611,431)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	220,687,540	83,420,080

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$20,615,460	$41,142,695

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$544,626

Capital loss carryforward	$ 7,643

At March 31, 2003, the Fund had a capital loss carryforward of $7,643, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,657

2009	$3,936

2010	$2,050

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended March 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,800,865,000 and $4,432,074,144, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Free Instruments Trust (the "Fund"), a portfolio of Money Market Obligations Trust, as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Instruments Trust at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
May 12, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRSUTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TRESURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: November 1998

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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